Supplement dated December 12, 2014
to the Statement of Additional Information
for Principal Funds, Inc.
dated December 30, 2013
as amended and restated June 11, 2014 and September 10, 2014

(as supplemented on September 12, 2014, October 1, 2014, October 8, 2014,
October 21, 2014 and October 31, 2014)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Under “Officers of the Fund,” add:

Name, Address and Year of Birth	Position(s) held with Fund and Length of Time Served	Positions with the Manager and its Affiliate; Principal Occupations during Past 5 Years** (unless noted otherwise)
Tracy Bollin Des Moines, IA 50392 1970	Chief Financial Officer (since 2014)
Chief Financial Officer, PFA (since 2010)
Assistant Controller, PFD (2007-2010)
Chief Financial Officer, PFD (since 2010)
Chief Financial Officer, PMC (since 2010)
Financial Controller, PMC (2008-2010)
Assistant Controller, Princor (2009-2010)
Chief Financial Officer, Princor (since 2010)
Financial Controller, Princor (2008-2009)
Assistant Controller, PSS (2007-2010)
Chief Financial Officer, PSS (since 2010)

Greg Reymann Des Moines, IA 50392 1958	Assistant Counsel (since 2014)
Assistant General Counsel, PLIC (since 2014)
VP, Chief Compliance Officer and Chief Risk Officer, TAM (2010-2012)
Assistant General Counsel, TAMG (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Clint Woods Des Moines, IA 50392 1961	Assistant Counsel (since 2014)
Associate General Counsel, AEGON (2003-2012)
Asst General Counsel, Asst Corp Secretary, Governance Officer, PLIC (since 2013)
Asst General Counsel, Asst Corp Secretary, Governance Officer, Princor (since 2013)

**	Abbreviations used:
•AEGON USA Investment Management, LLC (AEGON)
•Transamerica Asset Management, Inc. (TAM)

•	Transamerica Asset Management Group (TAMG)

Under the “Position(s) held with Fund” column for Layne A. Rasmussen, delete “Chief Financial Officer (since 2008)” and substitute "Chief Financial Officer (2008-2014)."

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